Average Annual Total Returns - Class A I R6 and T Shares - Voya International High Dividend Low Volatility Fund	Class A before taxes 1 Yr	Class A before taxes 5 Yrs	Class A before taxes 10 Yrs	Class A before taxes Since Inception	Class A before taxes Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A MSCI EAFE® Value Index, 1 Yr		Class A MSCI EAFE® Value Index, 5 Yrs	Class A MSCI EAFE® Value Index, 10 Yrs	Class A MSCI EAFE® Value Index, Since Inception		Class A MSCI EAFE® Index, 1 Yr		Class A MSCI EAFE® Index, 5 Yrs	Class A MSCI EAFE® Index, 10 Yrs	Class A MSCI EAFE® Index, Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI EAFE® Value Index, 1 Yr		Class I MSCI EAFE® Value Index, 5 Yrs	Class I MSCI EAFE® Value Index, 10 Yrs	Class I MSCI EAFE® Value Index, Since Inception		Class I MSCI EAFE® Index, 1 Yr		Class I MSCI EAFE® Index, 5 Yrs	Class I MSCI EAFE® Index, 10 Yrs	Class I MSCI EAFE® Index, Since Inception
Total	(6.89%)			2.94%	Dec. 06, 2016	(7.22%)			1.58%	(3.49%)			2.13%	(2.63%)	[1],[2]	[1],[2]	[1],[2]	4.38%	[1],[2]	7.82%	[1],[2]	[1],[2]	[1],[2]	9.48%	[1],[2]	(0.90%)			4.74%	Dec. 06, 2016	(2.63%)	[1],[2]	[1],[2]	[1],[2]	4.38%	[1],[2]	7.82%	[1],[2]	[1],[2]	[1],[2]	9.48%	[1],[2]

[1]	Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.